Warrants - 2015 Subordination Warrants - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Warrants Exercisable	13,219,597	94,553	13,219,597
2015 Subordination Warrants
Class of Warrant or Right [Line Items]
Description of warrant terms	The 2015 Subordination Warrants were exercisable for 2 shares of common stock at December 31, 2015. Each Subordination Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. Each 2015 Subordination Warrant was initially exercisable at a price of $1.6 million per share, subject to adjustments for certain dilutive events (same as the Series D Warrants).
Exercise price	$ 1,600,000	$ 1.36
Exercise period	5 years
Warrants Exercisable	105,516		105,516
2015 Subordination Warrants | Common Stock
Class of Warrant or Right [Line Items]
Description of warrant terms	The 2015 Subordination Warrants included an adjustment provision which provides that the number of common shares the 2015 Subordination Warrants are exercisable into will increase on December 31, 2016 to be 0.5% of the sum of the number of shares actually outstanding on December 31, 2016 plus the number of shares of common stock deemed to be outstanding pursuant to all outstanding options, warrants or convertible securities of the Company.
Warrants Exercisable	37
Warrants Exercisable Increase Percentage	0.00%